Schedule of Restructuring Costs Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ (1)	$ 108	$ 141
Severance and Related Costs
Restructuring Cost and Reserve [Line Items]
Liability balance, beginning of period	19
Restructuring costs	(1)
Cash spent on restructuring costs	(12)
Foreign exchange	(1)
Liability balance, end of period	$ 5	$ 19